Employee Benefit Plan	12 Months Ended
Dec. 27, 2014
Postemployment Benefits [Abstract]
Employee Benefit Plan

(13) Employee Benefit Plan

The Company sponsors a 401(k) profit sharing plan for all employees who are eligible based upon age and length of service. The Company made matching contributions of approximately $84,000, $67,000 and $63,000 for fiscal years 2014, 2013 and 2012, respectively.